Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxes

Note 9 — TAXES

Composition of income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Group or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.

Hong Kong

Pom (HK) is incorporated in Hong Kong and is subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and the remaining profits will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”). EIT grants preferential tax treatment to HNTEs at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Qilekang Digital Health obtained the HNTE certificate in December 2021 and enjoyed a preferential income tax rate at 15% from calendar year 2021 to 2023. In November 2024, the company renewed the certificate and enjoyed a preferential income tax rate at 15% from calendar year 2024 to 2026 together with its Beijing branch.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the six months ended June 30, 2025 and 2026, some PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

Income (loss) before income tax expense for the six months ended June 30, 2025 and 2026, is attributable to the following geographic locations:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
PRC	(19,886,996)	(123,997,123)	(18,274,915)
Cayman	1,504	(114,135,691)	(16,821,519)
Hong Kong	—	29,757	4,386
Total loss before income tax expense	(19,885,492)	(238,103,057)	(35,092,048)

For the six months ended June 30, 2025 and 2026, the current and deferred components of income tax expenses, disaggregated by jurisdiction, are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current income tax expense
PRC	—	64,676	9,532
Cayman	—	—	—
Hong Kong	—	2,455	362
Total current tax expense (benefit)	—	67,131	9,894
Deferred income tax expense	—
PRC	—	—	—
Cayman	—	—	—
Hong Kong	—	—	—
Total deferred tax expense (benefit)	—	—	—
Total income tax expense/(benefit)	—
PRC	—	64,676	9,532
Cayman	—	—	—
Hong Kong	—	2,455	362
Total income tax expense	—	67,131	9,894

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the six months ended June 30, 2026 was as follows (in RMB, except for percentages):

	For the Six Months Ended June 30, 2026
	RMB	US$	%
Loss before income tax expense	(238,103,057)	(35,092,048)	100.00%
PRC income tax statutory rate	25.00%	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(59,525,764)	(8,773,012)	25.00%
Domestic tax effects
Non-deductible expenses	1,403,368	206,831	(0.59)%
Non-deductible interest expense	975,583	143,783	(0.41)%
Non-deductible entertainment expense	299,649	44,163	(0.13)%
Others	128,136	18,885	(0.05)%
Effect of preferential tax rate	13,167,909	1,940,710	(5.53)%
Prior year true up of NOL	4,809,640	708,853	(2.02)%
Expiration of NOL	7,824	1,154	0.00%
Changes in tax rates enacted in the current period	—	—	—
Change in valuation allowance	11,610,247	1,711,138	(4.88)%
Foreign tax effects	28,531,394	4,205,007	(11.98)%
Statutory tax rate diﬀerence between Cayman and PRC	28,533,923	4,205,380	(11.98)%
Statutory tax rate diﬀerence between HK and PRC	(2,529)	(373)	0.00%
Ture up adjustments for income tax expense for FY2026	62,513	9,213	(0.03)%
Income tax expense	67,131	9,894	(0.03)%

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the six months ended June 30, 2025 was as follows (in RMB, except for percentages):

	For the Six Months Ended June 30, 2025
	RMB	%
Loss before income tax expense	(19,885,492)	100.00%
PRC income tax statutory rate	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate	(4,971,373)	25.00%
Domestic tax effects
Non-deductible expenses	1,656,735	(8.33)%
Non-deductible interest expense	1,146,160	(5.76)%
Non-deductible entertainment expense	289,383	(1.46)%
Others	221,192	(1.11)%
Effect of preferential tax rate	980,856	(4.93)%
Prior year true up of NOL	59,497	(0.30)%
Expiration of NOL	12,804	(0.06)%
Changes in tax rates enacted in the current period	—	—
Change in valuation allowance	2,261,481	(11.38)%
Foreign tax effects	—	—
Statutory tax rate diﬀerence between Cayman and PRC	—	—
Statutory tax rate diﬀerence between HK and PRC	—	—
Income tax expense	—	—

For the six months ended June 30, 2025 and 2026, the income taxes paid by jurisdiction is as follows

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
PRC	—	62,513	9,213
Cayman	—	—	—
Hong Kong	—	—	—
Total	—	62,513	9,213

The tax effects of temporary differences and net operating losses that give rise to the deferred tax balances at December 31, 2025 and June 30, 2026 are as follows:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Deferred tax assets:
Credit loss provision	474,037	472,915	69,699
Inventory reserve	455,194	360,239	53,093
Impairment of fixed asset	10,986	33,800	4,982
Lease liability	561,916	526,774	77,637
Accrued payroll payable	1,204,540	2,174,434	320,472
Net operating loss carry forwards	91,433,134	102,181,892	15,059,747
Total deferred tax assets	94,139,807	105,750,054	15,585,630
Valuation allowance	(94,139,807)	(105,750,054)	(15,585,630)
Deferred tax assets, net	—	—	—

Changes in valuation allowance are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at beginning of the period	84,581,663	94,139,807	13,874,491
Expiration of NOL	(12,804)	(7,824)	(1,153)
Addition	2,854,047	16,427,711	2,421,145
Prior year true up of NOL	(1,143,872)	(4,809,640)	(708,853)
Balance at end of the period	86,279,034	105,750,054	15,585,630

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. As of December 31, 2025 and June 30, 2026, tax-loss carry-forwards amounted to RMB653,688,798 and RMB803,007,848 (US$118,348,712) respectively. As of June 30, 2026, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2036 if not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2025 and June 30, 2026 RMB94,139,807 and RMB105,750,054 (US$15,585,630) valuation allowance has been established respectively.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2025 and 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of June 30, 2026, the tax years ended December 31, 2021 through 2025 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.